Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2014
Significant Accounting Policies (Abstract)
Recent Accounting Pronouncements
Recent accounting pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Partnership's unaudited condensed consolidated financial statements in the current period.